BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	May 31, 2024	Feb. 22, 2024	Dec. 31, 2023
Corporate Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 865			$ 222
Corporate Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	1.20%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 986			989
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0			226
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 0			302
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.30%		3.315%
Medium-term Notes, Maturing November 14, 2027
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 329			340
Medium-term Notes, Maturing November 14, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.60%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 512			528
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 512			528
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	3.40%
Medium-term Notes, Maturing July 27, 2030
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 366			377
Medium-term Notes, Maturing July 27, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.70%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 366			377
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	2.90%
Medium-term Notes, Maturing February 14, 2033
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 183			189
Medium-term Notes, Maturing February 14, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Medium-term Notes, Maturing April 25, 2034
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 292			302
Medium-term Notes, Maturing April 25, 2034 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.40%
Medium-term Notes, Maturing April 25, 2052
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 146			151
Medium-term Notes, Maturing April 25, 2052 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.80%
Medium-term Notes, Maturing July 27, 2053
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 146			151
Medium-term Notes, Maturing July 27, 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	6.00%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 250			250
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate	5.00%
Medium-term Notes, Maturing May 31, 2084
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 158	$ 158		0
Medium-term Notes, Maturing May 31, 2084 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual rate		7.30%
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	5,084			4,911
Corporate borrowings, outstanding principal	5,111			4,932
Corporate borrowings, deferred financing costs and other	$ (27)			$ (21)